Recent Developments (Details) $ / shares in Units, $ in Millions		1 Months Ended
	Sep. 28, 2023 USD ($)	Jul. 31, 2023 $ / shares	May 25, 2023 $ / shares	Sep. 06, 2023 $ / shares shares	Jul. 13, 2023 $ / shares shares	Jul. 24, 2021 ₪ / shares	Jul. 24, 2021 $ / shares
Recent Developments [Line Items]
Termination fee (in Dollars) | $	$ 10.0
Price per share (in Dollars per share) | (per share)					$ 7.5	₪ 0.01	$ 0.01
Nano Dimension Ltd [Member]
Recent Developments [Line Items]
Number of shares held by stockholders percentage			14.10%
Price per share (in Dollars per share)		$ 25	$ 18
Nano Dimension Ltd [Member] | Minimum [Member]
Recent Developments [Line Items]
Number of shares held by stockholders percentage		46.00%	53.00%
Nano Dimension Ltd [Member] | Maximum [Member]
Recent Developments [Line Items]
Number of shares held by stockholders percentage		51.00%	55.00%
3D Systems [Member]
Recent Developments [Line Items]
Price per share (in Dollars per share)				$ 7
Number of common stock shares (in Shares) | shares				1.6387	1.5444